Document and Entity Information	Sep. 24, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001841304
Document Type	8-K
Document Period End Date	Sep. 24, 2021
Entity Registrant Name	Kensington Capital Acquisition Corp. II
Entity Incorporation State Country Code	DE
Entity File Number	001-40114
Entity Tax Identification Number	86-1326226
Entity Address, Address Line One	1400 Old Country Road
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Westbury
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11590
City Area Code	(703)
Local Phone Number	674-6514
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-fourth of one redeemable warrant
Trading Symbol	KCAC.U
Security Exchange Name	NYSE
Class 160 A 160common 160stock 160included 160as 160part 160of 160the 160units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock included as part of the units
Trading Symbol	KCAC
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	KCAC WS
Security Exchange Name	NYSE